Vessels - Vessel sales (Details) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2022 vessel	Jun. 30, 2022 vessel	Mar. 31, 2022 vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel	2	9	7	18
Vessels and drydock				$ 3,089,254	$ 3,842,071
Right of use assets for vessels				689,826	764,025
Loss on sales of vessels, net				66,486
Write-off of deferred financing fees				11,463	3,604	$ 4,056
LR2 | Sale Of Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Write-off of goodwill				$ 700
STI Majestic | MR
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel				1
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of vessels				$ 607,700
Vessels and drydock				3,028,804	3,762,479
Right of use assets for vessels				$ 683,181	$ 752,025
Vessels | Sale Of Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel				17
Vessels and drydock				$ 637,800
Loss on sales of vessels, net				(66,500)
Repayments				347,400
Write-off of deferred financing fees				$ 3,500
Vessels | LR2
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel				3
Vessels | STI Majestic | Sale Of Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel				1
Right of use assets for vessels				$ 35,400